Goldman Sachs Clean Energy Income Fund Expense Example - Class P Shares [Member] - Goldman Sachs Clean Energy Income Fund - Class P Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	$ 2,335